Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation
Share-based compensation

19.          Share-based compensation

2010 share incentive plan

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Incentive Plan (the “2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which share options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The number of shares available for such grants was nil as of December 31, 2021, as such shares have been transferred to the 2020 share incentive plan since its adoption in June 2020, please refer to the details below.

The maximum term of any issued share option is seven or ten years from the grant date. Share options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;
(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months (1/48 of options shall be vested per month subsequently).

Share options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In November 2014 and January 2015, the Company issued to the depositary bank of 10,000,000 common shares and 10,991,120 common shares, respectively, which were reserved for the future exercise of share options or vesting of restricted shares.

19.          Share-based compensation (Continued)

2010 share incentive plan (Continued)

The following table summarizes the share option activities for the years ended December 31, 2019, 2020 and 2021:

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (USD)
Outstanding, January 1, 2019	16,500	3.97	—	1.37	—
Vested and expected to vest as of January 1, 2019	16,500	3.97	1.56	1.37	—
Exercisable as of January 1, 2019	16,500	3.97	1.56	1.37	—
Expired	(6,500)	3.97
Outstanding, December 31, 2019	10,000	3.97	—	1.16	—
Vested and expected to vest as of December 31, 2019	10,000	3.97	1.01	1.16	—
Exercisable as of December 31, 2019	10,000	3.97	1.01	1.16	—
Expired	(10,000)	3.97
Outstanding, December 31, 2020	—	—	—	—	—
Vested and expected to vest as of December 31, 2020 and 2021	—	—	—	—	—

As of December 31, 2020 and 2021, there were no unrecognized share-based compensation costs related to share options of 2010 Plan.

As of December 31, 2021, 10,770,520 restricted shares (2020: 10,770,520), excluding those converted from share options, were granted to employees and officers under 2010 Plan and the outstanding unvested restricted shares granted to employees and officers vest as follows:

(1)	330,000 of these restricted shares shall be vested within 2022.
(2)	320,000 of these restricted shares shall be vested within 2023.

19.          Share-based compensation (Continued)

2010 share incentive plan (Continued)

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value(USD)
Unvested as of January 1, 2019	6,652,040
Expected to vest as of January 1, 2019	5,654,234
Granted	800,000	0.81
Vested	(1,296,540)
Forfeited	(971,000)
Unvested as of December 31, 2019	5,184,500
Expected to vest as of December 31, 2019	4,406,825
Vested	(965,500)
Forfeited	(2,959,000)
Unvested as of December 31, 2020	1,260,000
Expected to vest at December 31, 2020	1,071,000
Vested	(400,000)
Forfeited	(210,000)
Unvested as of December 31, 2021	650,000
Expected to vest as of December 31, 2021	552,500

Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 15% for employees and nil for directors and advisors.

As of December 31, 2020 and 2021, total unrecognized compensation expense relating to the restricted shares was USD2,000,000 and USD1,031,340, respectively.

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (the “2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior officers to the success of the Group’s business. Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares. The number of shares available for such grants was nil as of December 31, 2021, as such shares have been transferred to the 2020 share incentive plan since its adoption in June 2020, please refer to the details below.

The vesting schedule of the restricted shares under the 2013 Plan are determined by the directors of the Company.

19.          Share-based compensation (Continued)

2013 share incentive plan (Continued)

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

Number of
restricted shares
Unvested as of January 1, 2019	34,175
Vested	(27,475)
Forfeited	(6,700)
Unvested as of December 31, 2019	—
Expected to vest as of December 31, 2019	—

As of December 31, 2020 and 2021, total unrecognized compensation expense relating to the restricted shares was both nil.

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (“the 2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted is 14,195,412 shares to certain officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries and VIE and VIE’s subsidiaries. The Company issued 14,195,412 common shares to Leading Advice Holdings Limited, a company owned by the co-founder, to facilitate the administration of the 2014 Plan. The number of shares available for such grants was nil as of December 31, 2021, as such shares have been transferred to the 2020 share incentive plan since its adoption in June 2020, please refer to the details below.

19.          Share-based compensation (Continued)

2014 share incentive plan (Continued)

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

Number of
restricted
shares
Unvested as of January 1, 2019	3,476,650
Vested	(1,318,450)
Forfeited	(837,000)
Unvested as of December 31, 2019	1,321,200
Expected to vest as of December 31, 2019	1,123,020
Unvested as of January 1, 2020	1,321,200
Vested	(228,200)
Forfeited	(1,067,000)
Unvested as of December 31, 2020	26,000
Expected to vest as of December 31, 2020	22,100
Unvested as of January 1, 2021	26,000
Vested	(26,000)
Unvested as of December 31, 2021	—
Expected to vest as of December 31, 2021	—

As of December 31, 2021, the total unrecognized compensation expense relating to the restricted shares was nil (2020: USD12,000).

2020 share incentive plan

In June 2020, the Group terminated its 2010 Plan, 2013 Plan and 2014 Plan (the “Existing Plans”) and adopted a 2020 share incentive plan, which is referred to as the 2020 Share Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares of the Company that may be granted is 31,000,000, among which 21,039,742 common shares reserved under the Existing Plans and had not been granted as of the termination of the Existing Plans, 9,667,230 common shares repurchased pursuant to the repurchase programs authorized by the Company in December 2014 and January 2016, and 293,028 common shares reserved for issuance under the 2020 Plan. The number of shares available for such grants as of December 31, 2021 is 2,685,660.

Upon termination of the Existing Plans, the awards that are granted and outstanding under the Existing Plans remain effective under the 2020 Plan, subject to any amendment and modification to the original award agreements that the Company shall determine.

As of December 31, 2021, the restricted shares units granted to employees and officers (excluding those forfeited) vest as follows:

(1)	15,059,340 of these restricted shares will vest over a two-year schedule in which one-second of the restricted shares shall be vested upon the first and second anniversary of the grant day, respectively.
(2)	90,000 of these restricted shares will vest over a three-year schedule in which one-third of the restricted shares shall be vested upon the first, second and third anniversary of the grant day, respectively. Among which, 30,000 shares were vested in an accelerated manner in December 2021.

19.Share-based compensation (Continued)

2020 share incentive plan (Continued)

(3)	12,665,000 of these restricted shares will vest over a three-year schedule in which two-third of the restricted shares shall be vested upon the second anniversary and one-third of the restricted shares shall be vested upon the third anniversary of the grant day, respectively. Among which, 2,299,965 shares were vested in an accelerated manner in December 2021.
(4)	500,000 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant day, respectively. Among which, 100,000 shares were vested in an accelerated manner in December 2021.

A summary of the restricted shares activities under the 2020 Plan for the year ended December 31, 2021 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1,2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281

Based upon the Company’s historical and expected forfeitures for restricted share units granted, the directors of the Company estimated that its future forfeiture rate would be 25% for employees and directors.

As of December 31, 2021, the total unrecognized compensation expense relating to the restricted shares was USD18,147,328 (2020: nil).

Total compensation costs recognized for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Sales and marketing expenses	381	185	59
General and administrative expenses	2,453	1,209	4,682
Research and development expenses	2,594	916	1,429
Total	5,428	2,310	6,170